NATURE OF OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of operations

NOTE 1 – NATURE OF OPERATIONS

Fortuneswell Corporation was incorporated in the State of Nevada on June 17, 2014 and has elected a December 31 fiscal year end.  The principal business objective of the Company is to sell and promote a portfolio of bulk fuel supplements for Energy Alliance Technology Company (“EATC”) to the multifaceted fuels industry. The portfolio of bulk fuel supplements is based on the science of Bio-Thermogenics.  The formulary of the portfolio of products alter the burn pattern and combustion characteristics of all fossil fuels.  EATC’s products increase fuel efficiency, increases engine and equipment life, and can reduce emissions more than 80% thereby introducing the potential for immediate and long-term positive environmental impacts.  Their product line of fuel supplements is 100% natural, non-petroleum based, and non-agricultural impacting. As of June 30, 2018, the Company has no operating history other than organizational matters and has not commenced any operations.

The balance sheet as of December 31, 2017 has been derived from audited financial statements, and the unaudited interim financial statements have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles (“U.S. GAAP”) have been condensed or omitted pursuant to those rules and regulations, although the Company believes that the disclosures made are adequate to make the information not misleading. It is suggested that these financial statements be read in conjunction with the audited financial statements and the notes thereto included in the Company’s Form 10-K as of December 31, 2017.

In the opinion of management, all adjustments (which include normal and recurring adjustments) necessary to fairly present the Company’s financial position as of June 30, 2018, and results of its operations and cash flows for the six months then ended have been made.

The accompanying financial statements have been prepared in conformity with US GAAP, which contemplate continuation of the Company as a going concern. The Company currently has limited liquidity and has not completed its efforts to establish a stabilized source of revenues sufficient to cover operating costs over an extended period of time. Management has evaluated these factors and as determined that they raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued.

Recently Issued Accounting Pronouncements

In August 2014, the FASB issued ASU No. 2014-15, Disclosure of Uncertainties About an Entity’s Ability to Continue as a Going Concern. The amendments require management to perform interim and annual assessments of an entity’s ability to continue as a going concern and provides guidance on determining when and how to disclose going concern uncertainties in the financial statements. The standard applies to all entities and is effective for annual and interim reporting periods ending after December 15, 2016, with early adoption permitted. The Company has adopted the guidance and has included the appropriate disclosures in Note 1.

Other than as noted above the Company has not implemented any pronouncements that had material impact on the financial statements and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

NOTE 1 – NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Fortuneswell Corporation was incorporated in the State of Nevada on June 17, 2014.  The principal business objective of the Company is to sell and promote a portfolio of bulk fuel supplements for Energy Alliance Technology to the multifaceted fuels industry. The portfolio of bulk fuel supplements is based on the science of Bio-Thermogenics.  The formulary of the portfolio of products alter the burn pattern and combustion characteristics of all fossil fuels.  EATC’s products increase fuel efficiency, increases engine and equipment life, and can reduce emissions more than 80% thereby introducing the potential for immediate and long-term positive environmental impacts.  Their product line of fuel supplements is 100% natural, non-petroleum based, and non-agricultural impacting. As at December 31, 2017, the Company has no operating history other than organizational matters and has not commenced any operations.